INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense (benefit) [Abstract]
Current expense			$ 1,927	$ 362	$ 200
Deferred expense			10,071	9,756	9,128
Change in statutory rate			5,965	0	0
Valuation allowance - change in estimate			0	17	35
Income tax expense			$ 17,963	10,135	9,363
Income Tax Disclosure [Line Items]
Statutory federal income tax rate			35.00%
Increase in income tax expense	$ 6,000
Reconciliation of income tax expense [Abstract]
Statutory rate applied to income before income tax			$ 13,453	11,515	10,283
Change in statutory rate			5,965	0	0
Tax-exempt income			(777)	(534)	(434)
Bank owned life insurance			(372)	(477)	(449)
Share-based compensation			(287)	(348)	0
Unrecognized tax benefit			(123)	(155)	(135)
Non-deductible meals, entertainment and memberships			64	46	43
Net change in valuation allowance			0	17	35
Other, net			40	71	20
Income tax expense			17,963	10,135	9,363
Deferred tax assets [Abstract]
Alternative minimum tax credit carry forward	6,113		6,113	4,064
Allowance for loan losses	4,743		4,743	7,104
Loss carryforwards	3,752		3,752	17,131
Property and equipment	1,686		1,686	3,143
Purchase premiums, net	699		699	1,460
Share based payments	677		677	1,011
Litigation settlement	477		477	805
Unrealized loss on trading securities	283		283	486
Reserve for unfunded lending commitments	236		236	228
Deferred compensation	229		229	375
Other than temporary impairment charge on securities available for sale	210		210	400
Non accrual loan interest income	176		176	246
Loss reimbursement on sold loans reserve	140		140	196
Unrealized loss on securities available for sale	125		125	1,782
Vehicle service contract counterparty contingency reserve	117		117	500
Valuation allowance on other real estate	26		26	277
Other	123		123	1
Gross deferred tax assets	19,812		19,812	39,209
Valuation allowance	0		0	(1,071)
Gross deferred tax assets net of valuation allowance	19,812		19,812	38,138
Deferred tax liabilities [Abstract]
Capitalized mortgage loan servicing rights	3,297		3,297	4,785
Deferred loan fees	1,327		1,327	490
Unrealized gain on derivative financial instruments	72		72	0
Federal Home Loan Bank stock	27		27	45
Gross deferred tax liabilities	4,723		4,723	5,320
Deferred tax assets, net	15,089		15,089	32,818
Operating loss carryforwards amount	17,900		$ 17,900
Operating loss carryforwards amount, expiration date			Dec. 31, 2032
Minimum tax credit carryforwards with indefinite lives	6,100		$ 6,100
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year		$ 724	840	976	1,091
Additions based on tax positions related to the current year			7	19	20
Reductions due to the statute of limitations			(123)	(155)	(135)
Reductions due to settlements			0	0	0
Balance at end of year	724		724	840	976
Unrecognized tax benefits of effective tax rate	150		150
Penalties and interest expense			0	0	0
Penalties and interest accrued	$ 0		$ 0	$ 0	$ 0
Open tax year			2014
Plan [Member]
Income Tax Disclosure [Line Items]
Statutory federal income tax rate		21.00%